First American Strategy Funds Profile
February 1, 2000

This Profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in the funds that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.

2.   WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

Each of the funds described in this prospectus is a "fund of funds." The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund and Strategy Growth Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Strategy Funds invest include the 11 equity funds and two fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                       Aggressive                                    Growth and
                                      Growth Fund            Growth Fund            Income Fund            Income Fund
----------------------------------------------------------------------------------------------------------------------

                                  MIN        MAX         MIN        MAX         MIN        MAX         MIN        MAX
----------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE            60%       100%         50%        90%         35%        75%         15%        45%
Equity Index Fund                   0%        80%          0%        75%          0%        60%          0%        35%
Large Cap Growth Fund               5%        50%          5%        45%          5%        40%          0%        25%
Large Cap Value Fund                5%        50%          5%        45%          5%        40%          0%        25%
Mid Cap Growth Fund                 0%        40%          0%        30%          0%        20%          0%        10%

Mid Cap Value Fund                  0%        40%          0%        30%          0%        20%          0%        10%
Small Cap Growth Fund               0%        40%          0%        30%          0%        20%          0%        10%
Small Cap Value Fund                0%        40%          0%        30%          0%        20%          0%        10%
Equity Income Fund                  0%        15%          0%        25%          0%        35%          0%        45%
Real Estate Securities Fund         0%        15%          0%        15%          0%        15%          0%        15%
Emerging Markets Fund               0%        15%          0%        15%          0%        10%          0%         5%
International Fund                  0%        35%          0%        30%          0%        25%          0%        15%

FIXED INCOME FUNDS AS A WHOLE       0%        40%         10%        50%         25%        65%         55%        85%
Fixed Income Fund                   0%        40%          0%        50%         10%        65%         25%        85%
Strategic Income Fund               0%        15%          0%        20%          0%        20%          0%        25%

PRIME OBLIGATIONS FUND              0%        35%          0%        35%          0%        35%          0%        35%

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

Active Management: Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses: Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds.

Risks Associated with the Underlying Funds: The funds are subject to the risks of the underlying funds in which they invest. These risks include:

     * The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

     * Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

     * Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

     * Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid capitalization companies. Although these stocks may be slightly less volatile than those of small capitalization companies, they still involve substantial risk.

     * Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

     * International Fund, Emerging Markets Fund and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

     * Equity Index Fund is subject to risks associated with its use of options, futures, contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

     * Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

     * The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

     * The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

     * Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

     * Most of the underlying funds lend their portfolio securities to broker-dealers, banks and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

     * Strategic Income Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Fund Performance Information

The following illustrations provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results. Each fund's bar chart show shows you how performance of the fund's shares has varied from year to year. The tables compare each fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. Each fund's performance reflects fund expenses; the benchmarks are unmanaged and have no expenses. Both the charts and the tables assume that all distributions have been reinvested.

STRATEGY AGGRESSIVE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
18.01%     7.36%
---------------------------------
1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            14.77%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -14.93%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/99                                    Date    One Year     Inception
--------------------------------------------------------------------------------
Strategy Aggressive Growth Fund               10/01/96      ______        ______
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index                       ______        ______
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index                      ______        ______
--------------------------------------------------------------------------------

STRATEGY GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
16.36%     7.52%
---------------------------------
1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            12.19%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -11.92%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/99                                    Date     One Year    Inception
--------------------------------------------------------------------------------
Strategy Growth Fund                          10/01/96       ______       ______
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index                        ______       ______
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index                       ______       ______
--------------------------------------------------------------------------------

STRATEGY GROWTH AND INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
13.96%     8.20%
---------------------------------
1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            10.00%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -8.30%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/99                                    Date     One Year    Inception
--------------------------------------------------------------------------------
Strategy Growth and Income Fund               10/01/96       ______       ______
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index                        ______       ______
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index                       ______       ______
--------------------------------------------------------------------------------

STRATEGY INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
12.72%     8.46%
---------------------------------
1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            4.87%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -0.04%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/99                                    Date     One Year    Inception
--------------------------------------------------------------------------------
Strategy Income Fund                          10/01/96       ______       ______
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index                        ______       ______
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index                       ______       ______
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds. The funds do not impose any sales charges (loads) when you buy, sell or exchange shares. Each fund imposes a redemption fee of 1% if you redeem your shares within 12 months of purchase. In addition, when you hold shares of one of the funds, you indirectly pay a portion of that fund's operating expenses. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1) As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                  Aggressive                        Growth and
                                                 Growth Fund      Growth Fund      Income Fund      Income Fund
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------
     MAXIMUM SALES
     CHARGE (LOAD)                                      None             None             None             None
     MAXIMUM DEFERRED SALES CHARGE
     (LOAD)                                             None             None             None             None
     REDEMPTION FEE(2)
     AS A % OF AMOUNT REDEEMED                         1.00%            1.00%            1.00%            1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                        0.25%            0.25%            0.25%            0.25%
Distribution and Service
(12b-1) Fees                                            None             None             None             None
Other Expenses
     Shareholder Servicing Fee                         0.25%            0.25%            0.25%            0.25%
     Miscellaneous                                   ______%          ______%          ______%          ______%
TOTAL                                                ______%          ______%          ______%          ______%
----------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers and expense reimbursements by the advisor. THE ADVISOR INTENDS TO WAIVE FEES AND REIMBURSE EXPENSES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES FOR EACH FUND DO NOT EXCEED ____%. WAIVERS AND REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.
(2) Payable if you redeem your shares within 12 months of purchase.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds.

                                                                                   Growth
RANGES OF COMBINED DIRECT                                                             and
AND INDIRECT EXPENSE RATIOS              Aggressive             Growth             Income             Income
AS A % OF AVERAGE NET ASSETS(1)         Growth Fund               Fund               Fund               Fund
-------------------------------------------------------------------------------------------------------------
                                     ____% to ____%     ____% to ____%     ____% to ____%     ____% to ____%
-------------------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.30%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be _____% to _____% for Aggressive Growth Fund, _____% to _____% for Growth Fund, _____% to _____% for Growth and Income Fund, and _____% to _____% for Income Fund. Waivers and reimbursements may be discontinued at any time.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:
--------------------------------------------------------------------------------

                                       Aggressive                          Growth and
                                      Growth Fund       Growth Fund       Income Fund       Income Fund
--------------------------------------------------------------------------------------------------------
1 year                                   $ ______          $ ______          $ ______          $ ______
3 years                                  $ ______          $ ______          $ ______          $ ______
5 years                                  $ ______          $ ______          $ ______          $ ______
10 years                                 $ ______          $ ______          $ ______          $ ______

You would pay the following expenses if you did not redeem your shares:

                                       Aggressive                          Growth and
                                      Growth Fund       Growth Fund       Income Fund       Income Fund
--------------------------------------------------------------------------------------------------------
1 year                                   $ ______          $ ______          $ ______          $ ______
3 years                                  $ ______          $ ______          $ ______          $ ______
5 years                                  $ ______          $ ______          $ ______          $ ______
10 years                                 $ ______          $ ______          $ ______          $ ______

5.   WHO MANAGES THE FUNDS?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the funds at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

9.   WHAT SERVICES ARE OFFERED BY THE FUNDS?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Strategy Funds Profile
U.S. Bancorp 401(k) Savings Plan
February 1, 2000

This Profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in the funds that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.

2.   WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

Each of the funds described in this prospectus is a "fund of funds." The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund and Strategy Growth Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Strategy Funds invest include the 11 equity funds and two fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                       Aggressive                                    Growth and
                                      Growth Fund            Growth Fund            Income Fund            Income Fund
----------------------------------------------------------------------------------------------------------------------

                                  MIN        MAX         MIN        MAX         MIN        MAX         MIN        MAX
----------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE            60%       100%         50%        90%         35%        75%         15%        45%
Equity Index Fund                   0%        80%          0%        75%          0%        60%          0%        35%
Large Cap Growth Fund               5%        50%          5%        45%          5%        40%          0%        25%
Large Cap Value Fund                5%        50%          5%        45%          5%        40%          0%        25%
Mid Cap Growth Fund                 0%        40%          0%        30%          0%        20%          0%        10%

Mid Cap Value Fund                  0%        40%          0%        30%          0%        20%          0%        10%
Small Cap Growth Fund               0%        40%          0%        30%          0%        20%          0%        10%
Small Cap Value Fund                0%        40%          0%        30%          0%        20%          0%        10%
Equity Income Fund                  0%        15%          0%        25%          0%        35%          0%        45%
Real Estate Securities Fund         0%        15%          0%        15%          0%        15%          0%        15%
Emerging Markets Fund               0%        15%          0%        15%          0%        10%          0%         5%
International Fund                  0%        35%          0%        30%          0%        25%          0%        15%

FIXED INCOME FUNDS AS A WHOLE       0%        40%         10%        50%         25%        65%         55%        85%
Fixed Income Fund                   0%        40%          0%        50%         10%        65%         25%        85%
Strategic Income Fund               0%        15%          0%        20%          0%        20%          0%        25%

PRIME OBLIGATIONS FUND              0%        35%          0%        35%          0%        35%          0%        35%

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

Active Management: Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses: Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds.

Risks Associated with the Underlying Funds: The funds are subject to the risks of the underlying funds in which they invest. These risks include:

     * The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

     * Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

     * Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

     * Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid capitalization companies. Although these stocks may be slightly less volatile than those of small capitalization companies, they still involve substantial risk.

     * Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

     * International Fund, Emerging Markets Fund and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

     * Equity Index Fund is subject to risks associated with its use of options, futures, contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

     * Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

     * The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

     * The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

     * Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

     * Most of the underlying funds lend their portfolio securities to broker-dealers, banks and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

     * Strategic Income Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Fund Performance Information

The following illustrations provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results. Each fund's bar chart show shows you how performance of the fund's shares has varied from year to year. The tables compare each fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. Each fund's performance reflects fund expenses; the benchmarks are unmanaged and have no expenses. Both the charts and the tables assume that all distributions have been reinvested.

STRATEGY AGGRESSIVE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
18.01%     7.36%
---------------------------------
1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            14.77%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -14.93%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/99                                    Date    One Year     Inception
--------------------------------------------------------------------------------
Strategy Aggressive Growth Fund               10/01/96      ______        ______
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index                       ______        ______
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index                      ______        ______
--------------------------------------------------------------------------------

STRATEGY GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
16.36%     7.52%
---------------------------------
1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            12.19%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -11.92%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/99                                    Date     One Year    Inception
--------------------------------------------------------------------------------
Strategy Growth Fund                          10/01/96       ______       ______
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index                        ______       ______
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index                       ______       ______
--------------------------------------------------------------------------------

STRATEGY GROWTH AND INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
13.96%     8.20%
---------------------------------
1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            10.00%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -8.30%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/99                                    Date     One Year    Inception
--------------------------------------------------------------------------------
Strategy Growth and Income Fund               10/01/96       ______       ______
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index                        ______       ______
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index                       ______       ______
--------------------------------------------------------------------------------

STRATEGY INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
12.72%     8.46%
---------------------------------
1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            4.87%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -0.04%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/99                                    Date     One Year    Inception
--------------------------------------------------------------------------------
Strategy Income Fund                          10/01/96       ______       ______
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index                        ______       ______
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index                       ______       ______
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds. The funds do not impose any sales charges (loads) when you buy, sell or exchange shares. Each fund imposes a redemption fee of 1% if you redeem your shares within 12 months of purchase. In addition, when you hold shares of one of the funds, you indirectly pay a portion of that fund's operating expenses. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1) As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                  Aggressive                        Growth and
                                                 Growth Fund      Growth Fund      Income Fund      Income Fund
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------
     MAXIMUM SALES
     CHARGE (LOAD)                                      None             None             None             None
     MAXIMUM DEFERRED SALES CHARGE
     (LOAD)                                             None             None             None             None
     REDEMPTION FEE(2)
     AS A % OF AMOUNT REDEEMED                          None             None             None             None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                        0.25%            0.25%            0.25%            0.25%
Distribution and Service
(12b-1) Fees                                            None             None             None             None
Other Expenses
     Shareholder Servicing Fee                         0.25%            0.25%            0.25%            0.25%
     Miscellaneous                                   ______%          ______%          ______%          ______%
TOTAL                                                ______%          ______%          ______%          ______%
----------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers and expense reimbursements by the advisor. THE ADVISOR INTENDS TO WAIVE FEES AND REIMBURSE EXPENSES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES FOR EACH FUND DO NOT EXCEED ____%. WAIVERS AND REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.
(2) Payable if you redeem your shares within 12 months of purchase.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds.

                                                                                   Growth
RANGES OF COMBINED DIRECT                                                             and
AND INDIRECT EXPENSE RATIOS              Aggressive             Growth             Income             Income
AS A % OF AVERAGE NET ASSETS(1)         Growth Fund               Fund               Fund               Fund
-------------------------------------------------------------------------------------------------------------
                                     ____% to ____%     ____% to ____%     ____% to ____%     ____% to ____%
-------------------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.30%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be _____% to _____% for Aggressive Growth Fund, _____% to _____% for Growth Fund, _____% to _____% for Growth and Income Fund, and _____% to _____% for Income Fund. Waivers and reimbursements may be discontinued at any time.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:
--------------------------------------------------------------------------------

                                       Aggressive                          Growth and
                                      Growth Fund       Growth Fund       Income Fund       Income Fund
--------------------------------------------------------------------------------------------------------
1 year                                   $ ______          $ ______          $ ______          $ ______
3 years                                  $ ______          $ ______          $ ______          $ ______
5 years                                  $ ______          $ ______          $ ______          $ ______
10 years                                 $ ______          $ ______          $ ______          $ ______

You would pay the following expenses if you did not redeem your shares:

                                       Aggressive                          Growth and
                                      Growth Fund       Growth Fund       Income Fund       Income Fund
--------------------------------------------------------------------------------------------------------
1 year                                   $ ______          $ ______          $ ______          $ ______
3 years                                  $ ______          $ ______          $ ______          $ ______
5 years                                  $ ______          $ ______          $ ______          $ ______
10 years                                 $ ______          $ ______          $ ______          $ ______

5.   WHO MANAGES THE FUNDS?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.